Document and Entity Information	3 Months Ended
Mar. 31, 2013
Document Documentand Entity Information [Abstract]
Document Type	S-4
Amendment Flag	false
Document Period End Date	Mar. 31, 2013
Entity Registrant Name	DRIVETIME AUTOMOTIVE GROUP INC
Entity Central Index Key	0001012704
Entity Filer Category	Non-accelerated Filer